Share-based compensation - Summary of Options Outstanding and Exercisable (Detail)	Dec. 31, 2018 CAD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding	2,015,975
Options Outstanding, Weighted Average Exercise Price	$ 3.62
Options Outstanding, Weighted Remaining Contractual Life(years) | yr	0.8
Number of Options Exercisable	1,450,800
Options Exercisable, Weighted Average Exercise Price	$ 4.47
$1.00-$1.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding	1,247,225
Options Outstanding, Weighted Average Exercise Price	$ 1.42
Options Outstanding, Weighted Remaining Contractual Life(years) | yr	1.8
Number of Options Exercisable	714,825
Options Exercisable, Weighted Average Exercise Price	$ 1.48
$2.00-4.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding	304,050
Options Outstanding, Weighted Average Exercise Price	$ 3.88
Options Outstanding, Weighted Remaining Contractual Life(years) | yr	1.2
Number of Options Exercisable	271,275
Options Exercisable, Weighted Average Exercise Price	$ 4.01
$5.00-$9.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding	464,700
Options Outstanding, Weighted Average Exercise Price	$ 9.35
Options Outstanding, Weighted Remaining Contractual Life(years) | yr	0.3
Number of Options Exercisable	464,700
Options Exercisable, Weighted Average Exercise Price	$ 9.35
Bottom of range [member] | $1.00-$1.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices
Bottom of range [member] | $2.00-4.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices
Bottom of range [member] | $5.00-$9.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices
Top of range [member] | $1.00-$1.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices	1.99
Top of range [member] | $2.00-4.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices	4.99
Top of range [member] | $5.00-$9.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices	$ 9.99